Operating Segments (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Operating Segments (Details) [Line Items]
Production capacity | €	€ 48,834		€ 52,241	€ 44,705
Year One [Member]
Operating Segments (Details) [Line Items]
Production capacity		$ 3.0
Year Two [Member]
Operating Segments (Details) [Line Items]
Production capacity		3.8
Year Three [Member]
Operating Segments (Details) [Line Items]
Production capacity		$ 9.5
Talasol [Member]
Operating Segments (Details) [Line Items]
Revenue percentage	51.00%	51.00%
Dorad Energy Ltd [Member]
Operating Segments (Details) [Line Items]
Pecentage of indirect interest	9.375%	9.375%
Pumped Storage Hydro Power Plant Member
Operating Segments (Details) [Line Items]
Pecentage of indirect interest	83.333%	83.333%